Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (8.4%)
Comcast Corp. - Class A	705,811	31,296
Verizon Communications, Inc.	797,600	25,850
The Walt Disney Co. *	299,436	24,269

Total		81,415

Consumer Discretionary (6.5%)
Lowe’s Companies, Inc.	145,900	30,324
The TJX Cos., Inc.	371,700	33,037

Total		63,361

Consumer Staples (9.7%)
Archer-Daniels-Midland Co.	358,400	27,030
Conagra Brands, Inc.	894,233	24,520
Dollar General Corp.	190,440	20,149
Dollar Tree, Inc. *	210,300	22,386

Total		94,085

Energy (3.4%)
ConocoPhillips	277,500	33,245

Total		33,245

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Financials (15.3%)
The Allstate Corp.	309,205	34,449
American International Group, Inc.	530,600	32,154
Fidelity National Information Services, Inc.	537,427	29,704
Truist Financial Corp.	831,200	23,781
U.S. Bancorp	828,600	27,393

Total		147,481

Health Care (18.5%)
Baxter International, Inc.	729,500	27,531
Cigna Corp.	102,403	29,294
CVS Health Corp.	444,100	31,007
Hologic, Inc. *	423,488	29,390
Johnson & Johnson	198,000	30,839
Merck & Co., Inc.	298,000	30,679

Total		178,740

Industrials (12.1%)
Dover Corp.	214,342	29,903
Honeywell International, Inc.	172,660	31,897
Northrop Grumman Corp.	68,300	30,065
Raytheon Technologies Corp.	342,979	24,684

Total		116,549

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Information Technology (15.4%)
Cisco Systems, Inc.	543,500	29,219
Cognizant Technology Solutions Corp. - Class A	434,718	29,448
Motorola Solutions, Inc.	114,900	31,280
Oracle Corp.	272,800	28,895
Teledyne Technologies, Inc.*	72,818	29,752

Total		148,594

Materials (3.6%)
DuPont de Nemours, Inc.	464,484	34,646

Total		34,646

Real Estate (2.7%)
Equity Residential	443,695	26,049

Total		26,049

Utilities (2.7%)
Edison International	407,100	25,765

Total		25,765

Total Common Stocks (Cost: $888,743)		949,930

Total Investments (98.3%) (Cost: $888,743)@		949,930

Other Assets, Less Liabilities (1.7%)		16,570

Net Assets (100.0%)		966,500

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $888,743 and the net unrealized appreciation of investments based on that cost was $61,187 which is comprised of $174,741 aggregate gross unrealized appreciation and $113,554 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$949,930	$—	$—

Total Assets:	$949,930	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1